Consolidated Statements of Comprehensive Income/(Loss) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interest and Debt Expense	$ 18.3	$ 22.6	$ 63.7	$ 74.4	$ 98.0	$ 110.0	$ 107.4
Income Tax Expense (Benefit)	(9.4)	3.1	(12.6)	1.5	0.7	(5.0)	(2.4)
Net income (loss)	35.4	21.0	61.4	41.4	70.1	(94.6)	(485.2)
Net income / (loss)	35.4	21.0			70.1	(94.6)	(485.2)
Equity securities activity:
Change in fair value of available-for-sale securities, net of income tax benefit/(expense)					0.0	0.5	0.2
Reclassification to earnings of available-for-sale securities, net of income tax expense/(benefit)					0.0	(0.1)	0.0
Total change in fair value of available-for-sale securities					0.0	0.4	0.2
AOCI reclassed to Retained Earnings, net of tax					(1.0)
Derivative activity:
Change in derivative fair value, net of income tax benefit/(expense)	(0.2)	0.1	(1.0)	0.4	(0.1)	9.6	16.1
Reclassification of earnings, net of income tax benefit/(expense)	(0.4)	(0.2)	(0.9)	(0.6)	(0.8)	(0.7)	(0.5)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives Related to Discontinued Operations, Net of Tax	(0.4)	0.0	(0.4)	2.8	3.2	(7.3)	(29.2)
Total change in fair value of derivatives	(1.0)	(0.1)	(2.3)	2.6	2.3	1.6	(13.6)
Pension and postretirement activity:
Prior service cost for the period, net of income tax benefit/(expense)					(2.2)	(0.7)	0.0
Net loss for the period, net of income tax benefit/(expense)					1.7	(1.8)	(4.7)
Reclassification to earnings, net of income tax benefit/(expense)	0.0	0.1	0.1	0.4	0.6	1.0	1.0
Total change in unfunded pension obligation	0.0	0.1	0.1	0.4	0.1	(1.5)	(3.7)
Other comprehensive income / (loss)	(1.0)	0.0	(2.2)	3.0	2.4	0.5	(17.1)
Net comprehensive income / (loss)	34.4	21.0	59.2	44.4	72.5	(94.1)	(502.3)
Income / (loss) from discontinued operations before income tax	(0.4)	5.0	32.8	36.7	70.5	(127.4)	(806.4)
Discontinued Operation, Tax Effect of Discontinued Operation	0.1	1.0	7.1	5.9	30.0	(20.3)	(257.2)
Other deductions	(18.0)	(22.1)	(105.4)	(80.0)	(103.6)	(111.7)	(106.6)
Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member]
Equity securities activity:
AOCI reclassed to Retained Earnings, net of tax					0.0
Pension and postretirement activity:
Other comprehensive income / (loss)			(2.3)		2.3	1.6
Accumulated Defined Benefit Plans Adjustment Attributable to Parent [Member]
Equity securities activity:
AOCI reclassed to Retained Earnings, net of tax					0.0
Pension and postretirement activity:
Other comprehensive income / (loss)			0.1		0.1	(1.5)
Reclassification out of Accumulated Other Comprehensive Income [Member]
Net income (loss)	(0.8)	(0.1)	(1.2)	2.6	3.0	(7.1)	(28.7)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member]
Interest and Debt Expense	0.3	0.3	0.9	0.9	1.2	1.0	1.0
Income Tax Expense (Benefit)	0.1	(0.1)	0.0	(0.3)	(0.4)	(0.3)	(0.5)
Net income (loss)	(0.4)	(0.2)	(0.9)	(0.6)	(0.8)	(0.7)	(0.5)
Pension and postretirement activity:
Income / (loss) from discontinued operations before income tax	0.0	0.0	0.0	4.3	4.4	(11.4)	(45.4)
Discontinued Operation, Tax Effect of Discontinued Operation	0.4	0.0	0.4	1.5	1.2	(4.1)	(16.2)
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax	(0.4)	0.0	(0.4)	2.8	3.2	(7.3)	(29.2)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Defined Benefit Plans Adjustment Attributable to Parent [Member]
Income Tax Expense (Benefit)	0.1	0.1	0.1	0.1	0.2	0.5	0.6
Net income (loss)	0.0	0.1	0.1	0.4	0.6	1.0	1.0
Pension and postretirement activity:
Other deductions	$ 0.1	$ 0.2	$ 0.2	$ 0.5	$ 0.8	$ 1.5	$ 1.6